Income Taxes - Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	$ 40	$ 8
Deferred tax expense (income) recognised in profit or loss	(91)	34
Through business combinations	91	0
Others	7	0
Exchange differences	(10)	(6)
As at December 31	37	40
Deferred income tax assets	149	179
Deferred income tax liabilities	186	219
Deferred Tax Liability, Before Offset
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	319	305
Deferred tax expense (income) recognised in profit or loss	(150)	20
Included in share of other comprehensive income of associates	3
Through business combinations	91
Others	7
Exchange differences	(10)	(6)
As at December 31	260	319
Deferred Tax Liability, Before Offset | PROPERTY, PLANT AND EQUIPMENT
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	180	169
Deferred tax expense (income) recognised in profit or loss	(51)	14
Included in share of other comprehensive income of associates	0
Through business combinations	80
Others	5
Exchange differences	(9)	(3)
As at December 31	205	180
Deferred Tax Liability, Before Offset | INTANGIBLE ASSETS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	53	51
Deferred tax expense (income) recognised in profit or loss	(14)	3
Included in share of other comprehensive income of associates	0
Through business combinations	11
Others	2
Exchange differences	(1)	(1)
As at December 31	51	53
Deferred Tax Liability, Before Offset | INVESTMENTS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	85	84
Deferred tax expense (income) recognised in profit or loss	(85)	3
Included in share of other comprehensive income of associates	3
Through business combinations	0
Others	0
Exchange differences	0	(2)
As at December 31	3	85
Deferred Tax Liability, Before Offset | OTHERS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	1	1
Deferred tax expense (income) recognised in profit or loss	0	0
Included in share of other comprehensive income of associates	0
Through business combinations	0
Others	0
Exchange differences	0	0
As at December 31	$ 1	$ 1